Other assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous Current Assets [Abstract]
Loan receivable	$ 6,905	$ 0
Derivative financial asset	677	0
Other current assets	7,582	0
Miscellaneous Noncurrent Assets [Abstract]
Investment measured at fair value through profit or loss	3,699	2,004
Investment measured at fair value through profit or loss	25,862	0
Other	6,040	678
Other non-current assets	$ 35,601	$ 2,682